Deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Demand accounts:
Non-interest bearing, Weighted Average Rate	0.00%	0.00%
Crystal Checking, Weighted Average Rate	0.20%	0.30%
NOW, Weighted Average Rate	0.10%	0.20%
Super NOW, Weighted Average Rate	0.20%	0.30%
Money Market, Weighted Average Rate	0.20%	0.30%
Net demand accounts, Weighted Average Rate	0.13%	0.23%
Savings and club accounts, Weighted Average Rate	0.20%	0.33%
Certificates of deposit, Weighted Average Rate	1.36%	1.69%
Total Deposits, Weighted Average Rate	1.05%	1.37%
Non-interest bearing, Amount	$ 13,228	$ 7,997
Crystal Checking, Amount	14,428	14,938
NOW, Amount	23,226	21,289
Super NOW, Amount	216	120
Money Market, Amount	19,356	21,085
Demand accounts, Total	70,454	65,429
Savings and club accounts, Amount	127,957	122,852
Certificates of deposit, Amount	565,281	637,994
Total Deposits	$ 763,692	$ 826,275
Non-interest bearing, Percent	1.73%	0.97%
Crystal Checking, Percent	1.89%	1.81%
NOW, Percent	3.04%	2.58%
Super NOW, Percent	0.03%	0.01%
Money Market, Percent	2.53%	2.55%
Demand accounts Total, Percent	9.22%	7.92%
Savings and club accounts, Percent	16.76%	14.87%
Certificates of deposit, Percent	74.02%	77.21%
Total Deposits, Percent	100.00%	100.00%